Statutory Reserves and Restricted Net Assets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Percentage of annual after-tax profit.	10.00%
Percentage of registered capital	50.00%
Percentage of net profit	10.00%
PRC Statutory reserve funds	¥ 156,764,775	$ 21,476,686	¥ 152,416,879
Amount of Restricted Net asset	¥ 908,421,883	$ 124,453,288	¥ 901,492,604